Derivatives (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company’s derivatives, excluding embedded derivatives, held at:

	Primary Underlying Risk Exposure	December 31,
		2013			2012
			Estimated Fair Value			Estimated Fair Value
		Notional Amount	Assets	Liabilities	Notional Amount	Assets	Liabilities
		(In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps	Interest rate	$436	$5	$10	$538	$28	$9
Foreign currency swaps	Foreign currency exchange rate	122	—	13	122	—	14
Subtotal		558	5	23	660	28	23
Cash flow hedges:
Interest rate swaps	Interest rate	537	6	32	658	99	—
Interest rate forwards	Interest rate	245	3	4	410	81	—
Foreign currency swaps	Foreign currency exchange rate	544	25	35	524	16	14
Subtotal		1,326	34	71	1,592	196	14
Total qualifying hedges		1,884	39	94	2,252	224	37
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps	Interest rate	22,262	881	441	16,869	1,254	513
Interest rate floors	Interest rate	17,604	103	99	15,136	318	274
Interest rate caps	Interest rate	9,651	36	—	9,031	11	—
Interest rate futures	Interest rate	1,443	—	3	2,771	—	7
Foreign currency swaps	Foreign currency exchange rate	882	52	41	811	60	35
Foreign currency forwards	Foreign currency exchange rate	56	—	1	139	—	4
Credit default swaps - purchased	Credit	157	—	1	162	—	2
Credit default swaps - written	Credit	2,243	38	—	2,456	23	1
Equity futures	Equity market	778	—	3	1,075	—	27
Equity options	Equity market	3,597	305	42	2,845	469	1
Variance swaps	Equity market	2,270	6	94	2,346	11	62
TRRs	Equity market	462	—	22	300	—	7
Total non-designated or non-qualifying derivatives		61,405	1,421	747	53,941	2,146	933
Total		$63,289	$1,460	$841	$56,193	$2,370	$970

Earned Income On Derivatives And Income Statement Location
The following table presents earned income on derivatives:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Qualifying hedges:
Net investment income	$2	$2	$2
Interest credited to policyholder account balances	2	18	41
Non-qualifying hedges:
Net derivative gains (losses)	79	127	83
Policyholder benefits and claims	(17)	(6)	—
Total	$66	$141	$126

Amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments
The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

	Net Derivative Gains (Losses)	Net Investment Income (1)	Policyholder Benefits and Claims (2)
	(In millions)
Year Ended December 31, 2013:
Interest rate derivatives	$(558)	$—	$(26)
Foreign currency exchange rate derivatives	(24)	—	—
Credit derivatives — purchased	—	—	—
Credit derivatives — written	27	—	—
Equity derivatives	(486)	(7)	(90)
Total	$(1,041)	$(7)	$(116)
Year Ended December 31, 2012:
Interest rate derivatives	$(5)	$—	$—
Foreign currency exchange rate derivatives	(4)	—	—
Credit derivatives — purchased	(11)	—	—
Credit derivatives — written	41	—	—
Equity derivatives	(413)	(4)	(51)
Total	$(392)	$(4)	$(51)
Year Ended December 31, 2011:
Interest rate derivatives	$701	$—	$—
Foreign currency exchange rate derivatives	27	—	—
Credit derivatives — purchased	13	—	—
Credit derivatives — written	(13)	—	—
Equity derivatives	45	(7)	(4)
Total	$773	$(7)	$(4)
______________

(1)	Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2)	Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Net derivatives gains (losses) recognized on fair value derivatives and the related hedged items
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

Derivatives in Fair Value Hedging Relationships	Hedged Items in Fair Value Hedging Relationships	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized in Net Derivative Gains (Losses)
		(In millions)
Year Ended December 31, 2013:
Interest rate swaps:	Fixed maturity securities	$7	$(9)	$(2)
	Policyholder liabilities (1)	(30)	28	(2)
Foreign currency swaps:	Foreign-denominated PABs (2)	2	(2)	—
Total		$(21)	$17	$(4)
Year Ended December 31, 2012:
Interest rate swaps:	Fixed maturity securities	$(3)	$1	$(2)
	Policyholder liabilities (1)	(10)	8	(2)
Foreign currency swaps:	Foreign-denominated PABs (2)	(29)	20	(9)
Total		$(42)	$29	$(13)
Year Ended December 31, 2011:
Interest rate swaps:	Fixed maturity securities	$(7)	$5	$(2)
	Policyholder liabilities (1)	36	(38)	(2)
Foreign currency swaps:	Foreign-denominated PABs (2)	(52)	30	(22)
Total		$(23)	$(3)	$(26)
______________

(1)	Fixed rate liabilities reported in PABs or future policy benefits.

(2)	Fixed rate or floating rate liabilities.

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of stockholders’ equity:

Derivatives in Cash Flow Hedging Relationships	Amount of Gains (Losses) Deferred in AOCI on Derivatives	Amount and Location of Gains(Losses) Reclassified from AOCI into Income (Loss)		Amount and Location of Gains (Losses) Recognized in Income (Loss) on Derivatives

	(Effective Portion)	(Effective Portion)		(Ineffective Portion)
		Net Derivative Gains (Losses)	Net Investment Income	Net Derivative Gains (Losses)
	(In millions)
Year Ended December 31, 2013:
Interest rate swaps	$(120)	$—	$—	$—
Interest rate forwards	(57)	9	1	—
Foreign currency swaps	(15)	—	—	1
Credit forwards	(1)	—	1	—
Total	$(193)	$9	$2	$1
Year Ended December 31, 2012:
Interest rate swaps	$21	$—	$—	$1
Interest rate forwards	1	1	1	—
Foreign currency swaps	(15)	1	—	(1)
Credit forwards	—	—	—	—
Total	$7	$2	$1	$—
Year Ended December 31, 2011:
Interest rate swaps	$132	$1	$—	$—
Interest rate forwards	208	9	—	1
Foreign currency swaps	17	(2)	—	—
Credit forwards	—	1	—	—
Total	$357	$9	$—	$1

Schedule of estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps
The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

	December 31,
	2013			2012
Rating Agency Designation of Referenced Credit Obligations (1)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps (2)	Weighted Average Years to Maturity (3)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps (2)	Weighted Average Years to Maturity (3)
	(In millions)			(In millions)
Aaa/Aa/A
Single name credit default swaps (corporate)	$3	$115	2.7	$3	$167	3.2
Credit default swaps referencing indices	6	650	1.1	10	650	2.1
Subtotal	9	765	1.3	13	817	2.3
Baa
Single name credit default swaps (corporate)	8	446	3.0	4	479	3.8
Credit default swaps referencing indices	18	996	4.9	5	1,124	4.8
Subtotal	26	1,442	4.3	9	1,603	4.5
B
Single name credit default swaps (corporate)	—	—	—	—	—	—
Credit default swaps referencing indices	3	36	5.0	—	36	5.0
Subtotal	3	36	5.0	—	36	5.0
Total	$38	$2,243	3.3	$22	$2,456	3.8
______________

(1)
The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody’s Investors Service (“Moody’s”), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)	Assumes the value of the referenced credit obligations is zero.

(3)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

Estimated Fair Value of Derivative Assets and Liabilities after Master Netting Agreements and Cash Collateral
The estimated fair value of the Company’s net derivative assets and net derivative liabilities after the application of master netting agreements and collateral was as follows at:

	December 31, 2013		December 31, 2012
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement	Assets	Liabilities	Assets	Liabilities
	(In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)	$1,450	$851	$2,436	$982
OTC-cleared (1)	50	9	—	—
Exchange-traded	—	6	—	34
Total gross estimated fair value of derivatives (1)	1,500	866	2,436	1,016
Amounts offset in the consolidated balance sheets	—	—	—	—
Estimated fair value of derivatives presented in the consolidated balance sheets (1)	1,500	866	2,436	1,016
Gross amounts not offset in the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral	(670)	(670)	(838)	(838)
OTC-cleared	(8)	(8)	—	—
Exchange-traded	—	—	—	—
Cash collateral: (3)
OTC-bilateral	(216)	—	(897)	—
OTC-cleared	(40)	(1)	—	—
Exchange-traded	—	(5)	—	(34)
Securities collateral: (4)
OTC-bilateral	(554)	(160)	(689)	(121)
OTC-cleared	—	—	—	—
Exchange-traded	—	(1)	—	—
Net amount after application of master netting agreements and collateral	$12	$21	$12	$23
______________

(1)
At December 31, 2013 and 2012, derivative assets include income or expense accruals reported in accrued investment income or in other liabilities of $40 million and $66 million, respectively, and derivative liabilities include income or expense accruals reported in accrued investment income or in other liabilities of $25 million and $46 million, respectively.

(2)	Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)
Cash collateral received is included in cash and cash equivalents, short-term investments, or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables in the consolidated balance sheets. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2013 and 2012, the Company received excess cash collateral of $21 million and $0, respectively, and provided excess cash collateral of $19 million and $53 million, respectively, which is not included in the table above due to the foregoing limitation.

(4)
Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or repledge this collateral, but at December 31, 2013 none of the collateral had been sold or repledged. Securities collateral pledged by the Company is reported in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2013 and 2012, the Company received excess securities collateral with an estimated fair value of $34 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2013 and 2012, the Company provided excess securities collateral with an estimated fair value of $1 million and $0, respectively, for its OTC-bilateral derivatives, $29 million and $0, respectively, for its OTC-cleared derivatives and $46 million and $0, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

Derivative Instruments, Gain (Loss) [Line Items]
Components of Net Derivatives Gains (Losses)
The components of net derivative gains (losses) were as follows:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Derivatives and hedging gains (losses) (1)	$(958)	$(289)	$846
Embedded derivatives	(94)	1,292	250
Total net derivative gains (losses)	$(1,052)	$1,003	$1,096
______________

(1)	Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

Schedule of Derivative Instruments
The following table presents the estimated fair value of the Company’s OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company’s financial strength rating at the reporting date or if the Company’s financial strength rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

		Estimated Fair Value of Collateral Provided:	Fair Value of Incremental Collateral Provided Upon:
	Estimated Fair Value of Derivatives in Net Liability Position (1)	Fixed Maturity Securities	One Notch Downgrade in the Company’s Financial Strength Rating	Downgrade in the Company’s Financial Strength Rating to a Level that Triggers Full Overnight Collateralization or Termination of the Derivative Position
	(In millions)

December 31, 2013	$181	$161	$—	$2
December 31, 2012	$143	$121	$2	$28
______________

(1)	After taking into consideration the existence of netting agreements.

Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Components of Net Derivatives Gains (Losses)
The following table presents changes in estimated fair value related to embedded derivatives:

	Years Ended December 31,
	2013	2012	2011
	(In millions)
Net derivative gains (losses) (1) (2)	$(94)	$1,292	$250
______________

(1)
The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($156) million, ($235) million and $354 million for the years ended December 31, 2013, 2012 and 2011, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment, were $76 million, $124 million and ($476) million for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)	See Note 6 for discussion of affiliated net derivative gains (losses) included in the table above.

Schedule of Derivative Instruments
The following table presents the estimated fair value and balance sheet location of the Company’s embedded derivatives that have been separated from their host contracts at:

		December 31,
	Balance Sheet Location	2013	2012
		(In millions)
Net embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits	Premiums, reinsurance and other receivables	$912	$3,551
Options embedded in debt or equity securities	Investments	(30)	(14)
Net embedded derivatives within asset host contracts		$882	$3,537
Net embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits	PABs	$(1,232)	$705
Assumed guaranteed minimum benefits	PABs	(13)	4
Funds withheld on ceded reinsurance	Other liabilities	34	552
Net embedded derivatives within liability host contracts		$(1,211)	$1,261